Earnings (Loss) Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of anti-dilutive shares	0	705,954	102,487
Stock Options [Member]
Number of anti-dilutive shares	1,781,400
Warrants [Member]
Number of anti-dilutive shares	310,000	525,621	525,621